Consolidated Statements of Profit or Loss and Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Revenue	€ 110,013	€ 107,384	€ 26,430
Cost of sales	(90,585)	(110,270)	(30,904)
Gross profit (loss)	19,427	(2,886)	(4,474)
Research and development expenses	(8,971)	(2,832)	(1,701)
Selling and general administrative expenses	(31,588)	(27,823)	(31,319)
Impairment gains (losses) on trade receivables, contract assets, and other investments	(58)	104	(228)
Other income	14,530	667	2,383
Other expenses	(1,949)	(11,755)	(1,084)
Operating result	(8,609)	(44,525)	(36,423)
Finance income	24	190	20,515
Finance expenses	(88,883)	(13,887)	(427)
Net finance result	(88,858)	(13,697)	20,089
Result before tax	(97,467)	(58,221)	(16,335)
Income tax benefits (expenses)	(491)	3,141	(2,572)
Result for the period	(97,958)	(55,081)	(18,906)
Items that are or may be reclassified subsequently to profit or loss
Foreign operations – foreign currency translation differences	939	61	46
Other comprehensive income (loss) for the period, net of tax	939	61	46
Total comprehensive income (loss) for the period	(97,019)	(55,020)	(18,860)
Profit (loss) attributable to:
Shareholders of the parent	(97,958)	(55,081)	(18,906)
Non-controlling interests
Total comprehensive income (loss) attributable to:
Shareholders of the parent	(97,019)	(55,020)	(18,860)
Non-controlling interests
Earnings (loss) per share (in EUR) (in Euro per share and Dollars per share)
Diluted (in Euro per share)	(1.91)	(1.13)	(0.39)
Basic (in Euro per share)	€ (1.91)	€ (1.13)	€ (0.39)